Financial Liabilities at Amortized Cost (Details) - Schedule of Composition Saving Accounts and Time Deposits - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Composition Saving Accounts and Time Deposits [Abstract]
Time deposits	$ 14,979,565	$ 13,723,090
Term savings accounts	355,725	407,745
Other term balances payable	202,906	228,152
Total	$ 15,538,196	$ 14,358,987